Stockholders' Equity (Details Narrative) - Mann- India Technologies Private Limited [Member]	3 Months Ended
Mar. 31, 2019 USD ($) $ / shares shares
Number of shares issued for common stock | shares	51,194
Common stock, par value | $ / shares	$ 7,191
Additional paid in capital | $	$ 216,438